FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash	$ 168	$ 24,765	$ 11,713
Long-term Investments	3,332	3,939
Amounts Receivable	2,602	1,208
Accounts Payable And Accrued Liabilities	4,609	3,260
Amounts Due To Related Parties	151	163
MXN [Member]
Statement [Line Items]
Cash	3,096	3,576
Long-term Investments	0	0
Reclamation Bonds	0	0
Amounts Receivable	499	0
Accounts Payable And Accrued Liabilities	(12,574)	(57,604)
Amounts Due To Related Parties	0	0
Finance Lease Obligations	(2,766)	(1)
Net Exposure	(11,745)	(54,029)
Us Dollar Equivalent	(587)	(2,363)
CDN [Member]
Statement [Line Items]
Cash	1,039	1,450
Long-term Investments	4,164	4,976
Reclamation Bonds	6	6
Amounts Receivable	31	33
Accounts Payable And Accrued Liabilities	(464)	(211)
Amounts Due To Related Parties	(188)	(206)
Finance Lease Obligations	(342)	(394)
Net Exposure	4,246	5,654
Us Dollar Equivalent	$ 3,398	$ 4,054